PROPERTY, PLANT, EQUIPMENT AND MINING DEVELOPMENT COSTS, NET (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / lb	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2008 USD ($)
Property, Plant and Equipment [Line Items]
VBPP recorded in connection with the Phelps Dodge acquisition | $				$ 1,700
VBPP transferred to proven and probable reserves | $	$ 0	$ 1	$ 639
Cumulative impairments of VBPP | $					$ 485
Mining Operations [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest total | $	$ 157	$ 148	$ 105
Tyrone [Member]
Property, Plant and Equipment [Line Items]
Reduction in Operating Rates, Percent	50.00%
Impairment of Long-Lived Assets Held-for-use | $	$ 37
El Abra [Member]
Property, Plant and Equipment [Line Items]
Reduction in Operating Rates, Percent	50.00%
Henderson [Member]
Property, Plant and Equipment [Line Items]
Reduction in Operating Rates, Percent	65.00%
CME SWAPS MARKETS (COMEX) [Member] | Copper [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	2.15
CME SWAPS MARKETS (COMEX) [Member] | Copper [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	2.17
LONDON METAL EXCHANGE [Member] | Copper [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	2.13
LONDON METAL EXCHANGE [Member] | Copper [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	2.16
Long-Term [Member] | Copper [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	3.00
Long-Term [Member] | Molybdenum [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Evaluation, Average Price Assumption | $ / lb	10.00
Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Property, Plant and Equipment [Line Items]
VBPP recorded in connection with the Phelps Dodge acquisition | $				$ 544